Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Leases
Minimum lease payments, Total	¥ 65,827
Minimum lease payments, Less than 1 year	3,474
Minimum lease payments, 1 to 2 years	4,538
Minimum lease payments, 2 to 3 years	4,341
Minimum lease payments, 3 to 4 years	4,373
Minimum lease payments, 4 to 5 years	4,743
Minimum lease payments, More than 5 years	¥ 44,358